WARRANT LIABILITIES (Details) - $ / shares	3 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Warrants [Abstract]
Period to exercise warrants after Business Combination	30 days	30 days
Period to exercise warrants after closing of Initial Public Offering	1 year	1 year
Period to file registration statement after initial Business Combination	15 days	15 days
Period for registration statement to become effective	60 days	60 days
Expiration period of warrants	5 years	5 years
Threshold trigger price for redemption of warrants (in dollars per share)	$ 10.00	$ 10.00
Redeemable Class A Ordinary Shares [Member]
Warrants [Abstract]
Threshold trading days	20 days	20 days
Threshold consecutive trading days	30 days	30 days
Redeemable Class A Ordinary Shares [Member] | Minimum [Member]
Warrants [Abstract]
Share price (in dollars per share)	$ 12.00	$ 12.00
Redemption of Warrants When Price Equals or Exceeds $18.00 [Member]
Warrants [Abstract]
Percentage multiplier	180.00%	180.00%
Warrant redemption price (in dollars per share)	$ 0.01	$ 0.01
Notice period to redeem warrants	30 days	30 days
Threshold trading days	20 days	20 days
Threshold consecutive trading days	30 days	30 days
Redemption period	30 days	30 days
Redemption of Warrants When Price Equals or Exceeds $18.00 [Member] | Redeemable Class A Ordinary Shares [Member] | Minimum [Member]
Warrants [Abstract]
Share price (in dollars per share)	$ 18.00	$ 18.00
Redemption of Warrants When Price Equals or Exceeds $10.00 [Member]
Warrants [Abstract]
Percentage multiplier	100.00%	100.00%
Warrant redemption price (in dollars per share)	$ 0.10	$ 0.10
Notice period to redeem warrants	30 days	30 days
Redemption of Warrants When Price Equals or Exceeds $10.00 [Member] | Redeemable Class A Ordinary Shares [Member] | Minimum [Member]
Warrants [Abstract]
Share price (in dollars per share)	$ 10.00	$ 10.00
Additional Issue of Common Stock or Equity-Linked Securities [Member]
Warrants [Abstract]
Percentage multiplier	115.00%	115.00%
Warrant redemption price (in dollars per share)	$ 18.00	$ 18.00
Additional Issue of Common Stock or Equity-Linked Securities [Member] | Minimum [Member]
Warrants [Abstract]
Aggregate gross proceeds from issuance as a percentage of total equity proceeds	60.00%	60.00%
Additional Issue of Common Stock or Equity-Linked Securities [Member] | Redeemable Class A Ordinary Shares [Member]
Warrants [Abstract]
Trading day period to calculate volume weighted average trading price	20 days	20 days
Additional Issue of Common Stock or Equity-Linked Securities [Member] | Redeemable Class A Ordinary Shares [Member] | Maximum [Member]
Warrants [Abstract]
Share price (in dollars per share)	$ 9.20	$ 9.20
Public Warrants.
Warrants [Abstract]
Class of Warrant or Right, Outstanding	10,000,000	10,000,000
Private Placement Warrants [Member]
Warrants [Abstract]
Class of Warrant or Right, Outstanding	5,333,333	5,333,333